UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: December 31, 2011
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California February 9, 2012

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		25

Form 13F Information Table Value Total:		$26,688
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1849 23531.000SH       SOLE                23531.000
*** SCHLUMBERGER LTD           COM              806857108     1112 16283.000SH       SOLE                16283.000
ACCENTURE PLC.                 COM              G1151C101     1039 19525.000SH       SOLE                19525.000
CERNER CORP                    COM              156782104     1061 17325.000SH       SOLE                17325.000
CHEVRON CORP                   COM              166764100     1196 11243.000SH       SOLE                11243.000
CISCO SYS INC                  COM              17275r102      581 32126.000SH       SOLE                32126.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1479 22993.000SH       SOLE                22993.000
CONOCOPHILLIPS                 COM              20825c104     1028 14113.000SH       SOLE                14113.000
EMC CORP                       COM              268648102     1191 55287.000SH       SOLE                55287.000
EXXON MOBIL CORP               COM              30231g102     1278 15073.995SH       SOLE                15073.995
FACTSET RESEARCH SYSTEM        COM              303075105     1222 14003.000SH       SOLE                14003.000
FLOWSERVE CP                   COM              34354P105      874 8799.000 SH       SOLE                 8799.000
INTEL CORP                     COM              458140100      394 16259.000SH       SOLE                16259.000
JOHNSON & JOHNSON              COM              478160104     1125 17160.000SH       SOLE                17160.000
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1377 16015.000SH       SOLE                16015.000
MICROSOFT CORP                 COM              594918104      830 31955.000SH       SOLE                31955.000
MONSTER BEVERAGE CORP          COM              411310105     1438 15606.000SH       SOLE                15606.000
P G & E CORPORATION            COM              69331c108      205 4975.000 SH       SOLE                 4975.000
PRUDENTIAL FINANCIAL INC       COM              744320102      787 15706.000SH       SOLE                15706.000
RESMED INC.                    COM              761152107      687 27050.000SH       SOLE                27050.000
STERICYLE, INC.                COM              858912108     1212 15556.000SH       SOLE                15556.000
STRYKER CORP                   COM              863667101      923 18566.000SH       SOLE                18566.000
TARGET CORP                    COM              87612e106     1036 20219.000SH       SOLE                20219.000
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1328 19788.000SH       SOLE                19788.000
WATERS CORP                    COM              941848103     1436 19391.000SH       SOLE                19391.000